Statements of Financial Condition (Parenthetical) (United States Treasury Obligations [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
United States Treasury Obligations [Member]
United States treasury obligations, cost	$ 64,993,695	$ 72,992,114